Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Warrants [Abstract]
Warrants
10. WARRANTS
A summary of warrant activity for the six months ended June 30, 2022 and year ended December 31, 2021 is presented below.

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2021	473	$880	1.93	$0
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—

Outstanding at December 31, 2021	473	$880	0.93	$0
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—

Outstanding at June 30, 2022	473	$880	0.43	$0

The following table summarizes information about common stock warrants outstanding at June 30, 2022:

Outstanding				Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$800	473	0.68	$880	473	$880

12. WARRANTS
A summary of warrant activity for the years ended December 31, 2021 and 2020 is presented below.

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2020	473	$880	2.93	$0
Granted
Forfeited
Exercised

Outstanding at December 31, 2020	473	$880	1.93	$0
Granted
Forfeited
Exercised

Outstanding at December 31, 2021	473	$880	0.93	$0

The following table summarizes information about common stock warrants outstanding at December 31, 2021:

Outstanding				Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 800	473	0.93	$880	473	$880